Summary of Significant Accounting Policies - Property and Equipment (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Minimum
Property and Equipment
Estimated useful lives	3 years	3 years
Maximum
Property and Equipment
Estimated useful lives	7 years	7 years